Equity	6 Months Ended
Jun. 30, 2018
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Equity
21.	Equity

21.1.	Share capital (net of share issuance costs)

As of June 30, 2018, subscribed and fully paid share capital, net of issuance costs, was US$ 107,101, represented by 7,442,454,142 outstanding common shares and 5,602,042,788 outstanding preferred shares, all of which are registered, book-entry shares with no par value.

Preferred shares have priority on returns of capital, do not grant any voting rights and are non-convertible into common shares.

21.2.	Other comprehensive income

For the first half of 2018, the Company primarily recognized as other comprehensive income the following effects:

•

Cumulative translation adjustment loss of US$ 6,255, primarily reflecting translations from the main functional currency of Petrobras group (Brazilian Real) into the presentation currency (U.S. Dollar);

•

Foreign exchange rate variation loss of US$ 4,760, after taxes and amounts reclassified to the statement of income, recognized in the Company’s equity, as a result of its cash flow hedge accounting policy. At June 30, 2018, the cumulative balance of foreign exchange variation losses, net of tax effects, was US$ 14,333 (see note 30.2).

21.3.	Earnings per share

	Jan-Jun/2018			Jan-Jun/2017
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	2,818	2,121	4,939	863	650	1,513
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.38	0.38	0.38	0.12	0.12	0.12
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars (*)	0.76	0.76	0.76	0.24	0.24	0.24

(*)	Petrobras’ ADSs are equivalent to two shares.

	Apr-Jun/2018			Apr-Jun/2017
	Common	Preferred	Total	Common	Preferred	Total
Net income (loss) attributable to shareholders of Petrobras	1,594	1,200	2,794	55	41	96
Weighted average number of outstanding shares	7,442,454,142	5,602,042,788	13,044,496,930	7,442,454,142	5,602,042,788	13,044,496,930
Basic and diluted earnings (losses) per share—in U.S. dollars	0.22	0.22	0.22	0.01	0.01	0.01
Basic and diluted earnings (losses) per ADS equivalent—in U.S. dollars	0.44	0.44	0.44	0.02	0.02	0.02

21.4.	Distributions to shareholders

The General Shareholders Meeting held on April 26, 2018 amended provisions in the Company’s bylaws governing distribution to shareholders (dividends and interest on capital) on a quarterly basis. The Company’s Board of Directors approved on May 7, 2018 interest on capital distribution as shown in the table below. This distribution will be included in the Company’s minimum mandatory distribution for 2018 and will bear interest at Selic rate from the date of the payment to the end of the fiscal year.

The quarterly distribution of interest on capital is shown in the following table:

				Common Share		Preferred Share
Payment	Date of approval by Board of Directors	Date of register	Date of Payment	Amount	Amount per Share (Pre-Tax)	Amount	Amount per Share (Pre-Tax)	Total Amount
1 st payment of interest on capital	05.07.2018	05.21.2018	05.29.2018	103	0.01	78	0.01	181
2 nd payment of interest on capital	08.02.2018	08.13.2018	—	99	0.01	74	0.01	173

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